Cover	9 Months Ended
May 31, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020
Entity Registrant Name	AB International Group Corp.
Entity Central Index Key	0001605331
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false